FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 3) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Change in fair value during the year	$ 0.0	$ 2,200,000
Level 3 | Senior Secured Debt
Change in fair value during the year		1,799,000
Level 3
Beginning Balance, Warrants	(25)
Change in the terms of warrants previously recorded as a liability now reclassified to equity	1,755,000
Change in value due to warrants expiring during the year	448,000
Change in fair value during the year	(89,000)	$ 1,879,000
Ending Balance, Warrants	(114)
Level 2 | Senior Secured Debt
Beginning Balance, Warrants	(2,203)
Change in the terms of warrants previously recorded as a liability now reclassified to equity	1,755,000
Change in value due to warrants expiring during the year	448,000
Change in fair value during the year	0
Ending Balance, Warrants	0
Derivative | Level 3
Beginning Balance, Warrants	(2,228)
Change in the terms of warrants previously recorded as a liability now reclassified to equity	0
Change in value due to warrants expiring during the year	84,000
Change in fair value during the year	(89,000)
Ending Balance, Warrants	$ (30)